Financial Instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial instruments

Note 20 – Financial instruments

A.	Risk management policy

The actions of the Group expose it to various financial risks, such as a market risk (including a currency risk, fair value risk regarding interest rate and price risk), credit risk, liquidity risk and cash flow risk for the interest rate. The comprehensive risk-management policy of the Group focuses on actions to limit the potential negative impacts on financial performance of the Group to a minimum. The Group does not typically use derivative financial instruments in order to hedge exposures. Risk management is performed by the Group’s CEO in accordance with the policy approved by the board of directors.

B.	Credit risk

The Group does not have a significant concentration of credit risks.

The cash of the Group is deposited in Israeli, European and U.S. banking corporations. In the estimation of the Group’s management, the credit risk for these financial instruments is low.

In the estimation of the Group’s management, it does not have any material expected credit losses.

C.	Currency risk

A currency risk is the risk of fluctuations in a financial instrument, as a result of changes in the exchange rate of the foreign currency.

The following is the classification and linkage terms of the financial instruments of the Group (in thousands USD):

	NIS	USD	Other (*)	Total
December 31, 2021
Cash	72,190	753,320	28,116	853,626
Bank deposits	80,457	421,512	-	501,969
Restricted deposits	569	80	-	649
Trade receivables (net)	36	130	3,256	3,422
Other receivables	4,240	2,806	856	5,902
	157,492	1,175,848	32,228	1,365,568
Financial liabilities at amortized cost	(10,392)	(3,623)	(7,096)	(21,111)
Total net financial assets (liabilities)	147,100	1,172,225	25,132	1,344,457

December 31, 2020
Cash	1,057	584,205	76	585,338
Bank deposits	-	85,596	-	85,596
Restricted deposits	406	62	-	468
Trade receivables	17	534	162	713
Other receivables	410	19	-	429
	1,890	670,416	238	672,544
Financial liabilities at amortized cost	4,366	16,134	45	20,545
Total net financial assets (liabilities)	(2,476)	654,282	193	651,999

(*)	Mainly Euro

The following is a sensitivity analysis of changes in the exchange rate of the NIS as of December 31, 2021:

Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	7,355
Increase at a rate of 10%	14,710
Decrease at a rate of 5%	(7,355)
Decrease at a rate of 10%	(14,710)

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, trade receivables, other receivables, trade payables and other payables are the same or proximate to their fair value.

The table below presents an analysis of financial instruments measured at fair value through profit or loss using a valuation methodology in accordance with the fair value hierarchy levels (for a definition of the various hierarchy levels, see Note 2.E regarding the basis of preparation of the financial statements).

	2020	2021
	Thousands USD	Thousands USD
Financial liabilities:
Liability in respect of warrants	11,986	3,697
Share price protection for previews shareholders of subsidiary acquired	-	5,768
Contingent consideration in business combination	-	8,792
Total	11,986	18,257
Presented under current liabilities	-	14,910
Presented under non-current liabilities	11,986	3,347

(1)	Details regarding fair value measurement at Level 2

Warrants

The fair value of the warrants was measured using the Black-Scholes model. The following inputs were used to determine the fair value:

Expected term of warrant (a) – 2.1-2.68 years (2020: 3.1-3.68 years).

Expected volatility (b) –138.5%-152.4% (2020: 118.77%-128.1%).

Risk-free rate (c) – 0.69%-0.83% (2020: 0.17%-0.24%). Expected dividend yield – 0%.

(a)	Based on contractual terms.
(b)	Based on the historical volatility of the Company’s Ordinary Shares and ADSs.
(c)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

Share price protection for previews shareholders of subsidiary acquired

During 2021, the Group acquired 100% of the shares and voting interests in DeepCube. The consideration transferred includes a share price protection. For further details on the share price protection, see Note 9.

The fair value of the share price protection is determined by external valuers on a regular basis. The valuations are presented to the Company’s management. The fair value of the share price protection was measured using a Monte Carlo simulation analysis. The following inputs were used to determine the fair value at December 31, 2021 and at April 22, 2021 (the business combination’s date):

Share price protection period (a) – 0.31 years (April 22nd: 1 year).

Expected volatility (b) – 56.89% (April 22nd: 196.01%).

Risk-free rate (c) – 0.09% (April 22nd: 0.02%).

Share price – 3.8 USD (April 22nd: 7.25 USD).

Expected dividend yield – 0%.

(a)	Based on contractual terms.
(b)	Based on the historical volatility of the Company’s Ordinary Shares and ADSs.
(c)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.

(2)	Details regarding fair value measurement at Levels 3

Contingent consideration in business combination

During 2021, the Group acquired 100% of the shares and voting interests in Essemtec. The consideration transferred includes earn-out cash considerations. For further details on the earn-out payments, see Note 9.

The fair value of the contingent consideration is determined by external valuers/internal valuations on a regular basis. The valuations are presented to the Company’s management. The fair value of the earn-out cash payments was measured using a Monte Carlo simulation analysis. The following inputs were used to determine the fair value:

Essemtec’s underlying EBITDA– CHF 2,100-2,500. Risk Neutral probability of EBITDA – 21% (positive), 31% (neutral), 47% (negative)
Essemtec’s underlying gross profit – CHF 13,502-17,360.
Risk neutral probability of gross profit – 1% (positive), 11% (neutral), 89% (negative).
Risk free rate – (0.73%).

(3)	Level 3 financial instruments carried at fair value

The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:

2021
Contingent consideration in business combinations
Balance as of January 1, 2021	-
Arising from business combinations (*)	(10,159)
Changes in fair value (unrealized)	1,367
Balance as of December 31, 2021	(8,792)

(*)

See Note 9.B regarding acquisition of NanoFabrica for information in relation to the contingent consideration liability at the amount of $1,367 thousand arising from business combination and Note 20.F regarding offsetting the liability against deposit. See Note 9 (3) B  regarding acquisition of Essemtec for information in relation to the contingent consideration liability at the amount of $8,792 thousand arising from business combination.

(4)	Sensitivity analysis for share price

If the share price had increased in 10%, the fair value of the warrants would have increased in approximately $399 thousand. If the share price had decreased in 10%, the fair value of the warrants would have decreased by approximately $393 thousand.

E.	Liquidity risk

The table below presents the repayment dates of the Group’s financial liabilities based on the contractual terms in undiscounted amounts:

	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2021
Trade payables	2,833	-	2,833
Other payables	11,322	-	11,322
Financial derivatives	14,910	3,347	18,257
Lease liabilities	2,086	3,336	5,422
Other long-term liability	417	1,104	1,521
Liability in respect of government grants	428	1,560	1,988
	31,996	9,347	41,343
December 31, 2020
Trade payables	776	-	776
Other payables	5,910	-	5,910
Lease liabilities	-	2,618	2,618
Liability in respect of government grants	-	850	850
	6,686	3,468	10,154

F.	Offset of financial assets and financial liabilities

As part of the acquisition of NanoFabrica, the Company has recognized a contingent liability to pay NanoFabrica’s founders earn-out payments, depending on certain targets, as described in Note 9.B.(2). As of December 31, 2021, the contingent consideration is reduced to zero, due to lack of expectation in reaching the target of paying the liability.

Against this liability, the Company has deposited in escrow an amount of approximately $3,362   thousand, designated for the repayment of this contingent liability. This arrangement meets the criteria for offsetting in the statement of financial position, because the Group has a legally enforceable right to offset recognized amounts, and the intention to settle the asset and the liability on a net basis.

As of December 31, 2021, the net asset is measured to be $3,362 thousand, and is included in other receivables in the statement of financial position.